Property and Equipment, Net	12 Months Ended
Oct. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	October 31, 2024	October 31, 2023

Machinery equipment	$-	$579,147
Transportation equipment	98,860	98,860
Office and electronic equipment	11,710	11,710
Leasehold improvement	54,387	54,387
Subtotal	164,957	744,104
Less: accumulated depreciation	(164,756)	(182,213)
Property and equipment, net	$201	$561,891

Depreciation expense for the years ended October 31, 2024, 2023 and 2022 amounted to $22,205, $42,235 and $42,042, respectively. In October 2024, the Group disposed of a testing vessel to a related party (See Note 10) and reported a gain of $39,662.